SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Purpose	Dispensary
Ownership	100.00%	100.00%
Location	Los Angeles - West Hollywood
NVGN RE Holdings, LLC [Member]
Purpose	Genetics R&D Facility
Ownership	100.00%	100.00%
Location	Nevada
MME RE BH, LLC [Member]
Purpose	Building
Ownership	100.00%	100.00%
Location	Los Angeles - Beverly Hills
MMOF RE Fremont, LLC [Member]
Purpose	Building
Ownership	100.00%	100.00%
Location	Las Vegas - Downtown Arts District
MMOF RE Vegas 2, LLC [Member]
Purpose	Building
Ownership	100.00%	100.00%
Location	Las Vegas - The Strip
MMOF RE SD, LLC [Member]
Purpose	Building
Ownership	100.00%	100.00%
Location	San Diego - Kearny Mesa
MME RE AK, LLC [Member]
Purpose	Building
Ownership	100.00%	100.00%
Location	Venice Beach - Abbot Kinney
MMOF Venice Parking, LLC [Member]
Purpose	Parking Lot
Ownership	100.00%	100.00%
Location	Venice Beach - Lincoln Blvd.